Income Taxes - Effect of Tax Holidays (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
The aggregate amount of effect	$ (1,859)	$ (3,431)	$ (9,764)
Per share effect - basic		$ 0.01	$ 0.02
Per share effect - diluted		$ 0.01	$ 0.02